Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Inventories [Abstract]
Raw materials	$ 4,742	$ 3,279
Finished goods	1,769	1,475
Total	$ 6,511	$ 4,754